INVENTORIES (Details Textual) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Line Items]
Operating expense		$ 321.0	$ 275.5
Non-current inventories	[1]	78.7	103.3
Cerro San Pedro [Member]
Disclosure of inventories [Line Items]
Operating expense			24.0
Inventory write-down			26.6
Depreciation expense			2.6
Inventories recognized [Member]
Disclosure of inventories [Line Items]
Operating expense		$ 302.8	$ 259.1

[1]	Non-current inventories, which include heap leach inventories at Mesquite and low-grade stockpiled inventories at Rainy River, of $78.7 million (December 31, 2016 – $103.3 million) are expected to be recovered after one year.